Debt, Credit Facilities, and Commitments and Contingencies (Details) (USD $)	12 Months Ended			1 Months Ended								1 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Nov. 30, 2012 Abbott Laboratories	Dec. 31, 2012 Floating rate notes due 2015	Dec. 31, 2012 1.2% notes due 2015	Dec. 31, 2012 1.75% notes due 2015	Dec. 31, 2012 2.0% notes due 2015	Dec. 31, 2012 2.9% notes due 2015	Dec. 31, 2012 4.4% notes due 2015	Dec. 31, 2012 Other	Nov. 30, 2012 Senior notes	Nov. 30, 2012 Senior notes Abbott Laboratories
Debt, Credit Facilities, and Commitments and Contingencies
Fair value hedges and unamortized bond discounts	$ (152,000,000)
Total long-term debt and lease obligations	14,652,000,000	14,623,000,000			500,000,000	3,500,000,000	4,000,000,000	1,000,000,000	3,100,000,000	2,600,000,000	104,000,000
Long-term debt and lease obligations, current maturities	22,000,000	22,000,000	16,000,000
Noncurrent portion	14,630,000,000	14,601,000,000	32,000,000
Interest rate percentage						1.20%	1.75%	2.00%	2.90%	4.40%
Weighted-average effective interest rate (as a percentage)		2.37%			1.13%	1.24%	1.82%	2.12%	3.01%	4.50%
Notes issued												14,700,000,000	3,000,000,000
Notes issued				10,200,000,000
Debt issuance costs	$ 63,000,000